Related party transactions and balances	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related party transactions and balances
20.	Related party transactions and balances

The following is a summary of the Company's related party transactions during the year:

(a)	Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of an entity, and include executive and non-executive directors. Compensation provided to key management is as follows:

	2018	2017
Short-term employee benefits, including salaries and fees	$437	$417
Professional fees	343	234
Share-based payments	1,448	899
	$2,228	$1,550

During the year ended December 31, 2018, a total of 150,000 options (2017 - 3,575,000 options) were issued to key management. Refer to Note 17(b).

As at December 31, 2018 and 2017, there were no balances payable to members of key management.

(b) Director compensation

During the year ended December 31, 2018, a total of 550,000 options (2017 - 1,800,000 options) were issued to directors, excluding a director who was also a member of key management, of the Company and share-based payments of $1,246 (2017 - $601) were recognized. Refer to Note 17(b).